UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
REVENUE
License and other revenue - total	[1]	$ 6.7	$ 9.4
Collaboration revenue		298.4	185.6
Total revenue		305.1	195.0
Cost of collaboration revenue		(175.4)	(69.5)
Cost of license and other revenue		(0.5)	(1.8)
Research and development expenses		(85.7)	(101.9)
Administrative expenses		(40.0)	(31.5)
Selling and distribution expenses		(50.1)	(41.0)
Other operating expenses	[2]	(3.2)	(1.0)
Operating loss		(49.8)	(51.7)
Finance costs		(5.5)	(5.1)
Finance income		7.3	12.1
Other expense, net		(5.1)	(54.5)
Loss before tax		(53.1)	(99.2)
Income tax expense		(1.2)	(1.8)
Net loss		$ (54.3)	$ (101.0)
LOSS PER SHARE
Basic (in dollars per share)		$ (0.15)	$ (0.27)
Diluted (in dollars per share)		$ (0.15)	$ (0.27)
Other comprehensive loss that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations		$ 0.5	$ 60.7
Other comprehensive income, net of tax		0.5	60.7
TOTAL COMPREHENSIVE LOSS		$ (53.8)	$ (40.3)

[1]	Certain prior year amounts included within other revenue have been combined into the license and other revenue line for comparative purposes.
[2]	Certain prior year amounts have been reclassified to present loss on asset impairment into the other operating expenses line for comparative purposes.